Investments Accounted for Using the Equity Method (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Significant Investments In Associates And Joint Ventures [Abstract]
Summary of Changes in Investments in Associates and Joint Ventures Accounted For Using the Equity Method

											Argentine
						Balance as of			Foreign Currency	Other	hyperinflationary	Balance as of
Taxpayer ID						1-1-2021	Share of Profit (Loss)	Dividends Declared	Translation	Increase (Decrease)	economy	12-31-2021
No,	Associates and Joint Ventures	Relationship	Country	Functional Currency	Company share percentage	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Foreign	Yacylec S.A.	Associate	Argentina	Argentine peso	33.33%	995	168	(250)	(135)	—	298	1,076
Foreign	Sacme S.A.	Joint venture	Argentina	Argentine peso	50.00%	133	32	—	(24)	(61)	55	135
Foreign	Central Vuelta Obligado S.A.	Associate	Argentina	Argentine peso	40.90%	1,145	981	(954)	(208)	194	—	1,158
					TOTAL	2,273	1,181	(1,204)	(367)	133	353	2,369

											Argentine
						Balance as of			Foreign Currency	Other	hyperinflationary	Balance as of
Taxpayer ID						1-1-2020	Share of Profit (Loss)	Dividends Declared	Translation	Increase (Decrease)	economy	12-31-2020
No,	Associates and Joint Ventures	Relationship	Country	Functional Currency	Company share percentage	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Foreign	Yacylec S.A.	Associate	Argentina	Argentine peso	33.33%	1,220	475	(345)	(252)	—	(103)	995
Foreign	Sacme S.A.	Joint venture	Argentina	Argentine peso	50.00%	186	28	—	(54)	(75)	48	133
Foreign	Central Térmica Manuel Belgrano (1)	Associate	Argentina	Argentine peso	—	32	687	(483)	(9)	(227)	—	—
Foreign	Central Térmica San Martin (1)	Associate	Argentina	Argentine peso	—	249	732	(548)	(72)	(361)	—	—
Foreign	Central Vuelta Obligado S.A.	Associate	Argentina	Argentine peso	40.90%	291	1,211	(481)	(84)	208	—	1,145
					TOTAL	1,978	3,133	(1,857)	(471)	(455)	(55)	2,273

Summary of Financial Information from Financial Statements of Investments in Associates

The following tables set forth financial information as of December 31, 2021 and 2020, from the financial statements of the investments in associates where the Group has significant influence:

	December 31, 2021
	Company share percentage Direct /Indirect	Current Assets	Non-Current Assets	Current Liabilities	Non-Current Liabilities	Revenue	Expenses	Profit (Loss)	Other Comprehensive Income	Comprehensive Income
Investments with Significant Influence	%	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Yacylec S.A.	33.33%	3,407	1,537	672	1,044	1,866	(1,362)	504	(405)	99

	December 31, 2020
	Company share percentage Direct /Indirect	Current Assets	Non-Current Assets	Current Liabilities	Non-Current Liabilities	Revenue	Expenses	Profit (Loss)	Other Comprehensive Income	Comprehensive Income
Investments with Significant Influence	%	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Yacylec S.A.	33.33%	3,975	1,314	866	1,437	3,388	(1,963)	1,425	(755)	670